PRUDENTIAL SERIES FUND

Gateway Center Three, 4th Floor

100 Mulberry Street

Newark, New Jersey 07102

April 25, 2014

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re: The Prudential Series Fund

Registration Nos. 002-80896 and 811-03623

Dear Sir or Madam,

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on April 15, 2014.

Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 802-6469.

/s/ Jonathan D. Shain

Jonathan D. Shain

Assistant Secretary